Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company grants equity awards, including stock options. Neither the Board of Directors nor the Human Capital and Compensation Committee takes material nonpublic information into account when determining the timing or terms of equity awards, nor does the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
The Company grants equity awards, including stock options. Neither the Board of Directors nor the Human Capital and Compensation Committee takes material nonpublic information into account when determining the timing or terms of equity awards, nor does the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false